Trade receivables - Disclosure of Movements of the Provision for the Impairment of Trade Receivables (Details) - Trade receivables - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Expected credit losses, beginning balance	€ (4,117)	€ (4,701)	€ (3,575)
Income statement charge for the year	(515)	(1,447)	(2,306)
Write-offs	860	1,040	184
Reversal of unused amounts	1,563	869	913
Exchange differences	81	122	83
Expected credit losses, ending balance	€ (2,128)	€ (4,117)	€ (4,701)